AMERITYRE CORPORATION

1501 Industrial Road

Boulder City, NV 89005

April 6, 2006

Nili Shah, Branch Chief

Jenn Do, Staff Accountant

Division of Corporate Finance

Securities and Exchange Commission

Washington, D.C. 20549

Re:

Amerityre Corporation (the “Company”)

SEC File No. 000-50053

Form 10-KSB for the fiscal year ended June 30, 2005

Form 10-QSB for the quarter ended December 31, 2005

Cover Letter for Response to Comment Letter dated March 16, 2006

Ladies and Gentlemen:

Per our telephone conversation last week regarding our responses to the Staff’s comments, we greatly appreciate your willingness to expedite your review.  To facilitate that review, we are faxing this cover letter and our response letter to you simultaneous with the filing via EDGAR.

In connection with responding to the above comments, we acknowledge that:

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The Company is responsible for the adequacy and accuracy of the disclosures in our filings;

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Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

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The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions regarding our responses or need any additional information, please telephone the undersigned at 801-870-5134 or 702-592-4423, or our outside counsel, John C. Thompson, at 801-363-4854.  Thank you for your assistance.

Sincerely,

AMERITYRE CORPORATION

/s/ Elliott N. Taylor

Elliott N. Taylor

Executive Vice-president and General Counsel

Cc:

John C. Thompson, Attorney at Law

Richard Friedman, Esq., Sichenzia Ross Friedman Ference, LLC.

Eric Pinero, Esq., Sichenzia Ross Friedman Ference, LLC.

Jeff Jones, HJ & Associates, LLC.

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